Leases (Tables)	12 Months Ended
Apr. 30, 2023
Leases [Abstract]
Schedule of lease detail information
Store	Lease Term Due
Maison Monrovia*	August 31, 2055 (with extension)
Maison San Gabriel	November 30, 2030
Maison El Monte	July 14, 2028
Maison Monterey Park	May 1, 2028

*        On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease, and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease, the ROU and lease liability of this lease increased by $3.62 million for each.

Store	Lease Term Due
Maison Monrovia	January 1, 2028
Maison San Gabriel	January 1, 2028
Maison Monterey Park	August 1, 2027

Schedule of operating ROU assets and lease liabilities
	April 30, 2023	April 30, 2022
Operating ROU:
ROU assets – supermarket leases	$22,517,925	$15,895,258
ROU assets – copier leases	27,265	—
Total operating ROU assets	$22,545,190	$15,895,258
	April 30, 2023	April 30, 2022
Operating lease obligations:
Current operating lease liabilities	$1,761,182	$1,065,852
Non-current operating lease liabilities	22,711,760	16,552,469
Total lease liabilities	$24,472,942	$17,618,321

Schedule of operating lease liabilities maturity
Years Ending April 30,	Operating lease liabilities
2024	$2,805,392
2025	2,850,248
2026	2,912,281
2027	2,968,699
2028	3,012,436
Thereafter	24,822,830
Total lease payments	39,371,886
Less: interest	(14,898,944)
Present value of lease liabilities	$24,472,942